Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on:		Net Income	Total Revenue
Year					Total Shareholder Return	Peer Group(5) Total Shareholder Return
2025	$2,848,275	$14,066,083	$1,127,793	$4,384,842	$15.46	$83.70	$(36,546,000)	$164,805,000
2024	18,082,345	7,805,464	5,688,559	3,023,164	10.37	91.86	(52,520,000)	108,272,000
2023	1,249,826	(12,929)	1,009,950	622,506	11.07	70.88	(34,473,000)	145,378,000
2022	10,727,344	2,383,319	4,645,884	605,348	15.43	71.65	(53,428,000)	216,887,000
2021	12,197,174	5,857,632	8,744,031	4,489,920	46.76	95.82	(43,134,000)	242,433,000
(1)	The Principal Executive Officer (PEO) for the reporting periods is Mr. John B. Wood, Chairman and Chief Executive Officer.
(2)
The calculations for compensation actually paid (for both PEO and NEOs) are set forth below the footnotes to this table. The year-end fair value of certain equity awards subject to performance conditions granted in a prior year and outstanding and unvested at the end of the year contained a materially different assumption regarding the probability (as of year-end) of meeting the performance conditions. On December 31, 2024, the Company assumed it was not probable that the conditions would be met. During the following fiscal year the performance conditions were amended, and on December 31, 2025, the assumption had changed to probable.

(3)
The Named Executive Officers (NEOs), other than the PEO, for 2025 and 2024 were Messrs. Bendza, Griffin, Robbins, and Cooke. For 2023, the NEOs were Messrs. Bendza, Griffin, and Robbins. For 2022, the NEOs were: Messrs. Bendza, Robbins, Griffin and Brendan Malloy. For 2021, the NEOs were: Messrs. Bendza, Malloy, Griffin, Edward Williams, Jefferson Wright, and Ms. Michele Nakazawa.

(4)
Average compensation actually paid to non-PEO NEOs in 2021 and 2022 is significantly impacted by a one-time equity award to Mark Griffin in 2021, valued at $29 million at the time of grant. Mr. Griffin’s award was granted to reflect his role in the creation of value in Telos ID as reflected in its purchase price in connection with our IPO, and to align his compensation with similarly-situated Company executives.

(5)
For 2025, the Peer Group consists of: Red Violet, Inc.; Domo, Inc.; Digimarc Corp.; Agilysys, Inc.; Mitek Systems, Inc.; OneSpan, Inc.; SoundThinking, Inc.; A10 Networks, Inc.; Veritone, Inc.; Crexendo, Inc.; eGain Corp.; and Synchronoss Technologies, Inc. For 2024, the Peer Group consisted of Agilysys, Inc., A10 Networks, Inc., Qualys, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., OneSpan, Inc., Mitek Systems, Inc., PagerDuty, Inc., Rapid7, Inc., LiveRamp Holdings, Inc., and Veritone, Inc. The Total Shareholder Return, by year, for the 2024 Proxy Peers was: 2021 - $99.52; 2022 - $62.48; 2023 - $86.80; 2024 - $77.73; and 2025 - $61.11. At page 23 of this Proxy Statement, we discuss the changes made to our compensation peer group and the rationale therefore, and incorporate that discussion herein. In addition, one company that was included in the peer group for TSR calculation in the prior fiscal year (PROS Holdings, Inc.) was not included in the 2024 Proxy Peers because it is no longer a public company and therefore was not included as a result of the application of pre-established objective criteria (the requirement to be a publicly-traded company). Two companies that were compensation peers in 2025 (PROS Holdings, Inc. and Couchbase, Inc.) were not used to calculate TSR for the same reason, and a third (Backblaze, Inc.) was not used to calculate TSR because it was not a public company and did not meet the pre-established objective criteria for the full fiscal years 2021-2025.

Compensation actually paid or “CAP” is an amount calculated in accordance with applicable SEC rules and does not necessarily correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO	Non-PEO NEO
	2025	2025
Summary Compensation Table Total	$2,848,275	$1,127,793
Reported Value of Equity Awards	(2,200,075)	(733,358)
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year	4,240,393	1,413,464
Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	5,200,680	1,745,469
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	3,976,810	831,473
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—
Total Equity Award Adjustments	11,217,809	3,257,049
Reported Change in the Actuarial Present Value of Pension Benefits	—	—
Pension Benefit Adjustments	—	—
Compensation Actually Paid	14,066,083	4,384,842

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (PEO) for the reporting periods is Mr. John B. Wood, Chairman and Chief Executive Officer.
(3)
The Named Executive Officers (NEOs), other than the PEO, for 2025 and 2024 were Messrs. Bendza, Griffin, Robbins, and Cooke. For 2023, the NEOs were Messrs. Bendza, Griffin, and Robbins. For 2022, the NEOs were: Messrs. Bendza, Robbins, Griffin and Brendan Malloy. For 2021, the NEOs were: Messrs. Bendza, Malloy, Griffin, Edward Williams, Jefferson Wright, and Ms. Michele Nakazawa.

Peer Group Issuers, Footnote
(5)
For 2025, the Peer Group consists of: Red Violet, Inc.; Domo, Inc.; Digimarc Corp.; Agilysys, Inc.; Mitek Systems, Inc.; OneSpan, Inc.; SoundThinking, Inc.; A10 Networks, Inc.; Veritone, Inc.; Crexendo, Inc.; eGain Corp.; and Synchronoss Technologies, Inc. For 2024, the Peer Group consisted of Agilysys, Inc., A10 Networks, Inc., Qualys, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., OneSpan, Inc., Mitek Systems, Inc., PagerDuty, Inc., Rapid7, Inc., LiveRamp Holdings, Inc., and Veritone, Inc. The Total Shareholder Return, by year, for the 2024 Proxy Peers was: 2021 - $99.52; 2022 - $62.48; 2023 - $86.80; 2024 - $77.73; and 2025 - $61.11. At page 23 of this Proxy Statement, we discuss the changes made to our compensation peer group and the rationale therefore, and incorporate that discussion herein. In addition, one company that was included in the peer group for TSR calculation in the prior fiscal year (PROS Holdings, Inc.) was not included in the 2024 Proxy Peers because it is no longer a public company and therefore was not included as a result of the application of pre-established objective criteria (the requirement to be a publicly-traded company). Two companies that were compensation peers in 2025 (PROS Holdings, Inc. and Couchbase, Inc.) were not used to calculate TSR for the same reason, and a third (Backblaze, Inc.) was not used to calculate TSR because it was not a public company and did not meet the pre-established objective criteria for the full fiscal years 2021-2025.

Changed Peer Group, Footnote
(5)
For 2025, the Peer Group consists of: Red Violet, Inc.; Domo, Inc.; Digimarc Corp.; Agilysys, Inc.; Mitek Systems, Inc.; OneSpan, Inc.; SoundThinking, Inc.; A10 Networks, Inc.; Veritone, Inc.; Crexendo, Inc.; eGain Corp.; and Synchronoss Technologies, Inc. For 2024, the Peer Group consisted of Agilysys, Inc., A10 Networks, Inc., Qualys, Inc., Tenable Holdings, Inc., Varonis Systems, Inc., OneSpan, Inc., Mitek Systems, Inc., PagerDuty, Inc., Rapid7, Inc., LiveRamp Holdings, Inc., and Veritone, Inc. The Total Shareholder Return, by year, for the 2024 Proxy Peers was: 2021 - $99.52; 2022 - $62.48; 2023 - $86.80; 2024 - $77.73; and 2025 - $61.11. At page 23 of this Proxy Statement, we discuss the changes made to our compensation peer group and the rationale therefore, and incorporate that discussion herein. In addition, one company that was included in the peer group for TSR calculation in the prior fiscal year (PROS Holdings, Inc.) was not included in the 2024 Proxy Peers because it is no longer a public company and therefore was not included as a result of the application of pre-established objective criteria (the requirement to be a publicly-traded company). Two companies that were compensation peers in 2025 (PROS Holdings, Inc. and Couchbase, Inc.) were not used to calculate TSR for the same reason, and a third (Backblaze, Inc.) was not used to calculate TSR because it was not a public company and did not meet the pre-established objective criteria for the full fiscal years 2021-2025.

PEO Total Compensation Amount	$ 2,848,275	$ 18,082,345	$ 1,249,826	$ 10,727,344	$ 12,197,174
PEO Actually Paid Compensation Amount	$ 14,066,083	7,805,464	(12,929)	2,383,319	5,857,632
Adjustment To PEO Compensation, Footnote
Compensation actually paid or “CAP” is an amount calculated in accordance with applicable SEC rules and does not necessarily correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO	Non-PEO NEO
	2025	2025
Summary Compensation Table Total	$2,848,275	$1,127,793
Reported Value of Equity Awards	(2,200,075)	(733,358)
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year	4,240,393	1,413,464
Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	5,200,680	1,745,469
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	3,976,810	831,473
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—
Total Equity Award Adjustments	11,217,809	3,257,049
Reported Change in the Actuarial Present Value of Pension Benefits	—	—
Pension Benefit Adjustments	—	—
Compensation Actually Paid	14,066,083	4,384,842

Non-PEO NEO Average Total Compensation Amount	$ 1,127,793	5,688,559	1,009,950	4,645,884	8,744,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,384,842	3,023,164	622,506	605,348	4,489,920
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid or “CAP” is an amount calculated in accordance with applicable SEC rules and does not necessarily correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO	Non-PEO NEO
	2025	2025
Summary Compensation Table Total	$2,848,275	$1,127,793
Reported Value of Equity Awards	(2,200,075)	(733,358)
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year	4,240,393	1,413,464
Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	5,200,680	1,745,469
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	3,976,810	831,473
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—
Total Equity Award Adjustments	11,217,809	3,257,049
Reported Change in the Actuarial Present Value of Pension Benefits	—	—
Pension Benefit Adjustments	—	—
Compensation Actually Paid	14,066,083	4,384,842

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures for Linking Executive Pay to Company Performance
•	Total Revenue
•	Adjusted EBITDA(1)
•	Stock Price
(1)
Both EBITDA and Adjusted EBITDA are supplemental measures of operating performance that are not made under GAAP and do not represent, and should not be considered as, an alternative to net loss as determined by GAAP. We define EBITDA as net (loss) income attributable to Telos, adjusted for net (loss) income attributable to non-controlling interest, non-operating (income) expense, interest expense, provision for (benefit from) income taxes, and depreciation and amortization. We define Adjusted EBITDA as net income (loss), adjusted for non-operating expense/(income), interest expense, provision for/(benefit from) income taxes, depreciation and amortization, restructuring expenses and stock-based compensation expense. Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations – Non-GAAP Financial Measures”, beginning on page 34 of the Company’s Annual Report on Form 10-K for the fiscal year ending December 31, 2025, provides information about these measures and how they are calculated and is incorporated by reference herein.

In the Company’s opinion, Total Revenue is the single most important financial performance measure for linking executive pay to company performance, and is therefore the company-selected measure in the Pay versus Performance table above.

Total Shareholder Return Amount	$ 15.46	10.37	11.07	15.43	46.76
Peer Group Total Shareholder Return Amount	83.7	91.86	70.88	71.65	95.82
Net Income (Loss)	$ (36,546,000)	$ (52,520,000)	$ (34,473,000)	$ (53,428,000)	$ (43,134,000)
Company Selected Measure Amount	164,805,000	108,272,000	145,378,000	216,887,000	242,433,000
PEO Name	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood
Previous Peer Group Total Shareholder Return Amount	$ 61.11	$ 77.73	$ 86.8	$ 62.48	$ 99.52
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(1)
Both EBITDA and Adjusted EBITDA are supplemental measures of operating performance that are not made under GAAP and do not represent, and should not be considered as, an alternative to net loss as determined by GAAP. We define EBITDA as net (loss) income attributable to Telos, adjusted for net (loss) income attributable to non-controlling interest, non-operating (income) expense, interest expense, provision for (benefit from) income taxes, and depreciation and amortization. We define Adjusted EBITDA as net income (loss), adjusted for non-operating expense/(income), interest expense, provision for/(benefit from) income taxes, depreciation and amortization, restructuring expenses and stock-based compensation expense. Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations – Non-GAAP Financial Measures”, beginning on page 34 of the Company’s Annual Report on Form 10-K for the fiscal year ending December 31, 2025, provides information about these measures and how they are calculated and is incorporated by reference herein.

Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,217,809
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,200,075)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,240,393
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,200,680
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,976,810
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,257,049
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(733,358)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,413,464
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,745,469
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	831,473
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Mark Griffin [Member] | One-Time Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 29,000,000